UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2018

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND January 31, 2018

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.97%

Lord Abbett Developing Growth Fund, Inc. - Class I*(b)	8,308,293	$230,223
Lord Abbett Securities Trust - International Opportunities Fund - Class I(c)	10,397,042	232,582
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I*(c)	6,146,907	114,763
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I*(c)	3,600,690	114,754
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I(c)	9,217,764	228,969
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(c)	10,747,883	228,823

Total Investments in Underlying Funds (cost $1,041,617,411)		1,150,114

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.11%

Repurchase Agreement

Repurchase Agreement dated 1/31/2018, 0.54% due 2/1/2018 with Fixed Income Clearing Corp. collateralized by $1,200,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2019; value: $1,263,146; proceeds: $1,235,489 (cost $1,235,470)	$1,235	1,235
Total Investments in Securities 100.08% (cost $1,042,852,881)		1,151,349
Liabilities in Excess of Other Assets (0.08)%		(869)
Net Assets 100.00%		$1,150,480

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(c)	Fund investment objective is long-term capital appreciation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND January 31, 2018

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,150,114	$—	$—	$1,150,114
Repurchase Agreement	—	1,235	—	1,235
Total	$1,150,114	$1,235	$—	$1,151,349

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of Underlying Funds.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2018

Investments	Shares	Fair Value (000)
Common Stocks 96.14%

Aerospace & Defense 2.17%

General Dynamics Corp.	263,345	$58,589

Airlines 0.72%

Delta Air Lines, Inc.	342,548	19,447

Banks 17.00%

Bank of America Corp.	1,989,360	63,660
Citigroup, Inc.	437,557	34,339
Citizens Financial Group, Inc.	1,306,274	59,958
Comerica, Inc.	336,734	32,064
East West Bancorp, Inc.	659,633	43,476
JPMorgan Chase & Co.	1,078,343	124,732
Signature Bank*	256,751	39,540
Webster Financial Corp.	342,204	19,376
Wells Fargo & Co.	647,864	42,616
Total		459,761

Beverages 1.61%

Coca-Cola Co. (The)	430,830	20,503
PepsiCo, Inc.	190,200	22,881
Total		43,384

Biotechnology 0.30%

Gilead Sciences, Inc.	97,253	8,150

Building Products 1.14%

Owens Corning	331,960	30,862

Capital Markets 4.37%

Charles Schwab Corp. (The)	302,653	16,143
Goldman Sachs Group, Inc. (The)	227,016	60,815
State Street Corp.	374,690	41,280
Total		118,238

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2018

Investments	Shares	Fair Value (000)
Chemicals 2.52%

DowDuPont, Inc.	902,232	$68,191

Communications Equipment 3.24%

Cisco Systems, Inc.	2,110,048	87,651

Consumer Finance 1.54%

Discover Financial Services	522,913	41,729

Diversified Telecommunication Services 0.76%

AT&T, Inc.	548,182	20,529

Electric: Utilities 2.39%

Duke Energy Corp.	461,222	36,206
NextEra Energy, Inc.	179,051	28,365
Total		64,571

Electrical Equipment 1.69%

AMETEK, Inc.	598,626	45,675

Electronic Equipment, Instruments & Components 1.51%

Corning, Inc.	1,305,681	40,763

Energy Equipment & Services 1.53%

Halliburton Co.	771,791	41,445

Equity Real Estate Investment Trusts 1.47%

Prologis, Inc.	608,473	39,618

Food & Staples Retailing 3.64%
CVS Health Corp.	472,893	37,212
Wal-Mart Stores, Inc.	573,782	61,165
Total		98,377

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2018

Investments	Shares	Fair Value (000)
Food Products 1.03%

Mondelez International, Inc. Class A	627,953	$27,881

Health Care Equipment & Supplies 4.20%

Abbott Laboratories	1,208,900	75,145
Baxter International, Inc.	534,889	38,528
Total		113,673

Health Care Providers & Services 1.39%

HCA Healthcare, Inc.*	124,653	12,610
UnitedHealth Group, Inc.	105,407	24,958
Total		37,568

Hotels, Restaurants & Leisure 1.49%

Carnival Corp.	256,265	18,351
Yum! Brands, Inc.	258,923	21,902
Total		40,253

Household Products 0.80%

Clorox Co. (The)	152,225	21,569

Industrial Conglomerates 2.01%

Honeywell International, Inc.	339,423	54,196

Insurance 3.21%

Chubb Ltd.(Switzerland)(a)	310,221	48,441
Hartford Financial Services Group, Inc. (The)	651,966	38,310
Total		86,751

Internet Software & Services 0.78%

Alphabet, Inc. Class A*	17,930	21,197

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2018

Investments	Shares	Fair Value (000)
Machinery 1.93%

Dover Corp.	237,419	$25,216
ITT, Inc.	482,636	27,028
Total		52,244

Media 1.92%

Comcast Corp. Class A	650,198	27,653
Walt Disney Co. (The)	222,191	24,145
Total		51,798

Metals & Mining 1.22%

Nucor Corp.	140,058	9,378
Reliance Steel & Aluminum Co.	270,229	23,670
Total		33,048

Oil, Gas & Consumable Fuels 11.03%

Chevron Corp.	734,030	92,010
ConocoPhillips	964,600	56,728
Devon Energy Corp.	896,393	37,084
EOG Resources, Inc.	428,836	49,316
Exxon Mobil Corp.	164,076	14,324
Royal Dutch Shell plc Class A ADR	695,072	48,822
Total		298,284

Pharmaceuticals 6.16%

Allergan plc	102,076	18,400
Johnson & Johnson	714,303	98,710
Novartis AG ADR	549,223	49,463
Total		166,573

Road & Rail 0.73%

CSX Corp.	349,490	19,841

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2018

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 4.00%

Intel Corp.	1,212,478	$58,369
Marvell Technology Group Ltd.	1,164,949	27,178
QUALCOMM, Inc.	120,931	8,254
Xilinx, Inc.	196,939	14,380
Total		108,181

Software 2.67%

Microsoft Corp.	297,400	28,256
Oracle Corp.	851,500	43,929
Total		72,185

Specialty Retail 2.61%

Home Depot, Inc. (The)	72,542	14,574
Lowe’s Cos., Inc.	366,213	38,353
O’Reilly Automotive, Inc.*	66,284	17,545
Total		70,472

Tobacco 1.36%

Altria Group, Inc.	188,943	13,290
Philip Morris International, Inc.	219,762	23,565
Total		36,855
Total Common Stocks (cost $1,984,605,120)		2,599,549

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.61%

Repurchase Agreement

Repurchase Agreement dated 1/31/2018, 0.54% due 2/1/2018 with Fixed Income Clearing Corp. collateralized by $68,490,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2019; value: $72,094,081; proceeds: $70,680,665 (cost $70,679,605)	$70,680	70,680
Total Investments in Securities 98.75% (cost $2,055,284,725)		2,670,229
Other Assets in Excess of Liabilities 1.25%		33,792
Net Assets 100.00%		$2,704,021

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND January 31, 2018

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,599,549	$—	$—	$2,599,549
Repurchase Agreement	—	70,680	—	70,680
Total	$2,599,549	$70,680	$—	$2,670,229

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - GLOBAL CORE EQUITY FUND January 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Common Stocks 95.87%

Australia 0.55%

Beverages
Treasury Wine Estates Ltd.	2,004	$28

Austria 0.85%

Banks
Erste Group Bank AG *	858	43

Belgium 0.43%

Beverages
Anheuser-Busch InBev SA	194	22

Brazil 0.61%

Real Estate Management & Development
BR Properties SA	8,972	31

Canada 0.91%

Metals & Mining 0.61%
Lundin Mining Corp.	4,206	31
Road & Rail 0.30%
Canadian Pacific Railway Ltd.	82	15
Total Canada		46

China 2.58%

Hotels, Restaurants & Leisure 0.59%
Yum China Holdings, Inc.	648	30
Internet Software & Services 1.99%
Alibaba Group Holding Ltd. ADR *	200	41
Tencent Holdings Ltd.	1,012	60
		101
Total China		131

Denmark 1.20%

Biotechnology 0.61%
Ascendis Pharma A/S ADR *	602	31
Diversified Telecommunication Services 0.59%
TDC A/S	4,548	30
Total Denmark		61

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL CORE EQUITY FUND January 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Finland 0.43%

Insurance
Sampo OYJ A Shares	377	$22

France 2.49%

Beverages 0.45%
Remy Cointreau SA	173	23
Construction & Engineering 0.70%
Vinci SA	331	35
Electrical Equipment 0.69%
Legrand SA	419	35
Textiles, Apparel & Luxury Goods 0.65%
Kering	65	33
Total France		126

Germany 1.22%

Hotels, Restaurants & Leisure 0.69%
TUI AG	1,569	35
Semiconductors & Semiconductor Equipment 0.53%
Infineon Technologies AG	919	27
Total Germany		62

Hong Kong 1.21%

Equity Real Estate Investment Trusts 0.62%
Link REIT	3,551	31
Hotels, Restaurants & Leisure 0.59%
Melco Resorts & Entertainment Ltd. ADR	1,001	30
Total Hong Kong		61

India 1.10%

Banks
ICICI Bank Ltd. ADR	5,076	56

Ireland 1.68%

Banks 0.95%
Bank of Ireland Group plc *	4,979	48
Building Products 0.73%
Allegion plc	425	37
Total Ireland		85

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL CORE EQUITY FUND January 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Israel 0.73%

Electronic Equipment, Instruments & Components
Orbotech Ltd. *	696	$37

Italy 2.37%

Banks 1.48%
Mediobanca Banca di Credito Finanziario SpA	1,824	22
UniCredit SpA *	2,404	53
		75
Internet & Direct Marketing Retail 0.51%
Yoox Net-A-Porter Group SpA *	555	26
Textiles, Apparel & Luxury Goods 0.38%
Brunello Cucinelli SpA	570	19
Total Italy		120

Japan 5.09%

Automobiles 0.97%
Toyota Motor Corp.	708	49
Beverages 0.43%
Coca-Cola Bottlers Japan Holdings, Inc.	607	22
Machinery 1.01%
Komatsu Ltd.	1,314	51
Metals & Mining 0.65%
Sumitomo Metal Mining Co. Ltd.	712	33
Software 0.87%
Nintendo Co., Ltd.	101	44
Specialty Retail 0.51%
United Arrows Ltd.	600	26
Wireless Telecommunication Services 0.65%
SoftBank Group Corp.	404	33
Total Japan		258

Mexico 1.07%

Banks
Grupo Financiero Banorte SAB de CV	8,402	54

Netherlands 2.76%

Health Care Equipment & Supplies 0.83%
Koninklijke Philips NV	1,026	42
Insurance 0.65%
ASR Nederland NV	747	33
Oil, Gas & Consumable Fuels 1.28%
Royal Dutch Shell plc B Shares	1,841	65
Total Netherlands		140

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL CORE EQUITY FUND January 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Norway 0.41%

Banks
Sparebank 1 Oestlandet *	1,688	$21

Portugal 0.46%

Oil, Gas & Consumable Fuels
Galp Energia SGPS SA	1,229	23

South Korea 1.46%

Insurance 0.59%
ING Life Insurance Korea Ltd. †	540	30
Technology Hardware, Storage & Peripherals 0.87%
Samsung Electronics Co., Ltd.	19	44
Total South Korea		74

Spain 0.95%

Banks
Banco Bilbao Vizcaya Argentaria SA	5,059	48

Switzerland 1.56%

Food Products 0.53%
Nestle SA Registered Shares	312	27
Insurance 1.03%
Chubb Ltd.	177	27
Swiss Life Holding AG Registered Shares *	66	25
		52
Total Switzerland		79

United Kingdom 9.76%

Auto Components 0.44%
Aptiv plc	235	22
Banks 0.49%
Royal Bank of Scotland Group plc *	6,069	25
Capital Markets 0.69%
OM Asset Management plc	1,967	35
Insurance 2.52%
Hiscox Ltd.	1,330	27
Lancashire Holdings Ltd.	3,228	30
RenaissanceRe Holdings Ltd.	359	46
Sabre Insurance Group plc *†	6,513	25
		128

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL CORE EQUITY FUND January 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Machinery 1.64%
Pentair plc	456	$33
Weir Group plc (The)	1,599	50
		83
Multi-Utilities 0.51%
National Grid plc	2,316	26
Oil, Gas & Consumable Fuels 0.51%
BP plc	3,597	26
Personal Products 0.91%
Unilever plc	809	46
Semiconductors & Semiconductor Equipment 0.41%
IQE plc *	13,593	21
Tobacco 0.81%
British American Tobacco plc	603	41
Wireless Telecommunication Services 0.83%
Vodafone Group plc	13,276	42
Total United Kingdom		495

United States 53.99%

Aerospace & Defense 1.99%
Boeing Co. (The)	111	39
General Dynamics Corp.	103	23
Lockheed Martin Corp.	67	24
Northrop Grumman Corp.	44	15
		101
Banks 3.83%
Bank of America Corp.	928	30
Byline Bancorp, Inc. *	1,135	25
Cadence BanCorp *	810	23
Citigroup, Inc.	391	31
First Horizon National Corp.	1,178	23
JPMorgan Chase & Co.	322	37
KeyCorp	1,186	25
		194
Beverages 0.89%
Coca-Cola Co. (The)	441	21
Molson Coors Brewing Co. Class B	288	24
		45
Biotechnology 2.29%
AbbVie, Inc.	304	34
Alexion Pharmaceuticals, Inc. *	229	27
Repligen Corp. *	582	21
Vertex Pharmaceuticals, Inc. *	202	34
		116

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL CORE EQUITY FUND January 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Capital Markets 0.95%
Charles Schwab Corp. (The)	304	$16
E*TRADE Financial Corp. *	608	32
		48
Chemicals 2.17%
Ashland Global Holdings, Inc.	414	30
Axalta Coating Systems Ltd. *	1,154	36
DowDuPont, Inc.	578	44
		110
Commercial Services & Supplies 0.69%
Cintas Corp.	205	35
Containers & Packaging 0.93%
Berry Global Group, Inc. *	388	23
Owens-Illinois, Inc. *	1,031	24
		47
Electric: Utilities 1.05%
FirstEnergy Corp.	825	27
Great Plains Energy, Inc.	827	26
		53
Electrical Equipment 0.81%
AMETEK, Inc.	539	41
Electronic Equipment, Instruments & Components 1.68%
Corning, Inc.	765	24
Keysight Technologies, Inc. *	582	27
Universal Display Corp.	213	34
		85
Equity Real Estate Investment Trusts 0.99%
Alexandria Real Estate Equities, Inc.	184	24
American Tower Corp.	176	26
		50
Exchange- Traded Funds 5.46%
iShares MSCI Emerging Markets ETF	4,128	210
iShares MSCI Japan ETF	1,062	67
		277
Food & Staples Retailing 0.79%
Sysco Corp.	629	40
Food Products 1.64%
Kraft Heinz Co. (The)	520	41
Mondelez International, Inc. Class A	953	42
		83

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL CORE EQUITY FUND January 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Health Care Equipment & Supplies 1.20%
Boston Scientific Corp. *	1,284	$36
Intuitive Surgical, Inc. *	57	25
		61
Health Care Providers & Services 0.99%
Centene Corp. *	237	25
UnitedHealth Group, Inc.	105	25
		50
Hotels, Restaurants & Leisure 0.57%
Starbucks Corp.	518	29
Household Durables 0.63%
Mohawk Industries, Inc. *	113	32
Information Technology Services 1.85%
Cognizant Technology Solutions Corp. Class A	272	21
Euronet Worldwide, Inc. *	216	20
Global Payments, Inc.	238	27
PayPal Holdings, Inc. *	305	26
		94
Internet & Direct Marketing Retail 1.97%
Amazon.com, Inc. *	69	100
Internet Software & Services 3.12%
Alphabet, Inc. Class A *	39	46
CoStar Group, Inc. *	79	28
Facebook, Inc. Class A *	301	56
IAC/InterActiveCorp. *	195	28
		158
Leisure Products 0.55%
Hasbro, Inc.	301	28
Life Sciences Tools & Services 0.93%
Agilent Technologies, Inc.	311	23
Illumina, Inc. *	103	24
		47
Machinery 0.67%
Parker-Hannifin Corp.	169	34
Media 0.81%
CBS Corp. Class B	706	41
Metals & Mining 0.51%
Nucor Corp.	385	26
Multi-Utilities 0.55%
Sempra Energy	262	28

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL CORE EQUITY FUND January 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Oil, Gas & Consumable Fuels 2.54%
Anadarko Petroleum Corp.	598	$36
Cimarex Energy Co.	189	21
EOG Resources, Inc.	389	45
ONEOK, Inc.	460	27
		129
Pharmaceuticals 3.00%
Allergan plc	175	32
Bristol-Myers Squibb Co.	354	22
Johnson & Johnson	328	45
Mylan NV *	577	25
Zoetis, Inc.	371	28
		152
Road & Rail 0.36%
CSX Corp.	315	18
Semiconductors & Semiconductor Equipment 0.93%
NVIDIA Corp.	49	12
QUALCOMM, Inc.	508	35
		47
Software 2.62%
Microsoft Corp.	536	51
salesforce.com, Inc. *	372	42
Ultimate Software Group, Inc. (The) *	172	40
		133
Specialty Retail 1.81%
Lowe’s Cos., Inc.	336	35
TJX Cos., Inc. (The)	372	30
Ulta Salon, Cosmetics & Fragrance, Inc. *	119	27
		92
Technology Hardware, Storage & Peripheral 1.18%
Apple, Inc.	357	60
Tobacco 0.43%
Altria Group, Inc.	312	22
Wireless Telecommunication Services 0.61%
T-Mobile US, Inc. *	483	31
Total United States		2,737
Total Common Stocks (cost $4,239,198)		4,860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - GLOBAL CORE EQUITY FUND January 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
RIGHT 0.00%

Italy

Banks
UniCredit SpA (a)* (cost $0)	2,385	$—	(b)
Total Investments in Securities 95.87% (cost $4,239,198)		4,860
Cash, Foreign Cash and Other Assets in Excess of Liabilities 4.13%		210
Net Assets 100.00%		$5,070

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Exercise price of $0 and expiration date of 2/21/2018.
(b)	Amount is less than $1,000.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)		Level 3 (000)	Total (000)
Common Stocks	$4,860	$—		$—	$4,860
Right	—	—	*	—	—
Total	$4,860	$—		$—	$4,860

*	Amount is less than $1,000.
(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.96%

Aerospace & Defense 2.97%

Boeing Co. (The)	146,201	$51,809
Raytheon Co.	236,866	49,491
Total		101,300

Air Freight & Logistics 0.99%

XPO Logistics, Inc.*	356,389	33,657

Automobiles 0.52%

Tesla, Inc.*	50,357	17,842

Banks 2.55%

SVB Financial Group*	186,597	46,006
Western Alliance Bancorp*	697,413	40,910
Total		86,916

Beverages 1.57%

Constellation Brands, Inc. Class A	124,739	27,376
Monster Beverage Corp.*	384,517	26,236
Total		53,612

Biotechnology 6.77%

Agios Pharmaceuticals, Inc.*	350,142	27,577
Alnylam Pharmaceuticals, Inc.*	255,661	33,231
Bluebird Bio, Inc.*	129,270	26,487
Blueprint Medicines Corp.*	422,839	33,256
Sage Therapeutics, Inc.*	240,912	45,725
Vertex Pharmaceuticals, Inc.*	387,168	64,607
Total		230,883

Capital Markets 4.34%

Cboe Global Markets, Inc.	218,827	29,408

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2018

Investments	Shares	Fair Value (000)
Capital Markets (continued)

Charles Schwab Corp. (The)	868,770	$46,340
E*TRADE Financial Corp.*	696,965	36,730
MSCI, Inc.	255,008	35,505
Total		147,983

Chemicals 0.78%

Sherwin-Williams Co. (The)	64,043	26,713

Communications Equipment 1.12%

Arista Networks, Inc.*	138,742	38,268

Construction & Engineering 1.17%

MasTec, Inc.*	747,661	39,925

Containers & Packaging 0.50%

Avery Dennison Corp.	139,006	17,053

Electrical Equipment 1.03%

AMETEK, Inc.	461,102	35,182

Electronic Equipment, Instruments & Components 1.89%

Coherent, Inc.*	31,440	8,159
Trimble, Inc.*	686,331	30,267
Universal Display Corp.	162,487	25,901
Total		64,327

Food & Staples Retailing 0.73%

Costco Wholesale Corp.	128,418	25,025

Health Care Equipment & Supplies 4.28%

Align Technology, Inc.*	153,813	40,299
Insulet Corp.*	442,391	33,856

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2018

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies (continued)

Intuitive Surgical, Inc.*	128,817	$55,607
Penumbra, Inc.*	163,858	16,320
Total		146,082

Health Care Providers & Services 1.35%

UnitedHealth Group, Inc.	194,663	46,092

Hotels, Restaurants & Leisure 1.54%

Marriott International, Inc. Class A	179,914	26,509
Planet Fitness, Inc. Class A*	773,203	26,103
Total		52,612

Household Durables 0.54%

Roku, Inc.*	455,278	18,493

Information Technology Services 5.23%

Mastercard, Inc. Class A	298,230	50,401
PayPal Holdings, Inc.*	704,002	60,065
Visa, Inc. Class A	546,544	67,897
Total		178,363

Internet & Direct Marketing Retail 7.95%

Amazon.com, Inc.*	143,375	208,022
Netflix, Inc.*	232,909	62,955
Total		270,977

Internet Software & Services 17.25%

2U, Inc.*	497,838	36,974
Alibaba Group Holding Ltd. ADR*	403,784	82,489
Alphabet, Inc. Class A*	149,790	177,085
CoStar Group, Inc.*	120,328	41,647
Facebook, Inc. Class A*	663,887	124,074
GrubHub, Inc.*	467,555	33,781

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2018

Investments	Shares	Fair Value (000)
Internet Software & Services (continued)

Match Group, Inc.*	997,874	$34,866
Shopify, Inc. Class A (Canada)*(a)	274,768	35,148
Yandex NV Class A (Russia)*(a)	569,793	22,068
Total		588,132

Life Sciences Tools & Services 2.52%

Agilent Technologies, Inc.	366,717	26,928
Illumina, Inc.*	253,078	58,876
Total		85,804

Machinery 4.06%

Caterpillar, Inc.	175,462	28,562
Fortive Corp.	335,659	25,517
Gardner Denver Holdings, Inc.*	1,217,013	42,084
Stanley Black & Decker, Inc.	253,595	42,155
Total		138,318

Media 1.32%

Live Nation Entertainment, Inc.*	1,000,037	45,062

Multi-Line Retail 0.99%

Dollar Tree, Inc.*	294,768	33,898

Oil, Gas & Consumable Fuels 1.74%

Diamondback Energy, Inc.*	473,883	59,472

Pharmaceuticals 0.76%

Zoetis, Inc.	335,977	25,779

Road & Rail 0.77%

Old Dominion Freight Line, Inc.	179,359	26,267

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2018

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 3.74%

Applied Materials, Inc.	512,108	$27,464
Broadcom Ltd.	34,695	8,605
CEVA, Inc.*	199,992	8,800
Lam Research Corp.	127,520	24,423
NVIDIA Corp.	236,268	58,075
Total		127,367

Software 8.84%

Adobe Systems, Inc.*	205,791	41,109
Atlassian Corp. plc Class A (Australia)*(a)	765,297	41,319
Microsoft Corp.	1,542,082	146,513
salesforce.com, Inc.*	310,535	35,373
Splunk, Inc.*	401,302	37,068
Total		301,382

Specialty Retail 2.48%

Floor & Decor Holdings, Inc. Class A*	727,701	34,129
Home Depot, Inc. (The)	250,884	50,403
Total		84,532

Technology Hardware, Storage & Peripherals 3.45%

Apple, Inc.	701,975	117,532

Textiles, Apparel & Luxury Goods 1.22%

Canada Goose Holdings, Inc. (Canada)*(a)	1,152,411	41,418

Trading Companies & Distributors 1.00%

Air Lease Corp.	699,071	33,989
Total Common Stocks (cost $2,736,232,659)		3,340,257

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND January 31, 2018

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 2.86%

Repurchase Agreement

Repurchase Agreement dated 1/31/2018, 0.54% due 2/1/2018 with Fixed Income Clearing Corp. collateralized by $94,785,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2020; value: $99,501,028; proceeds: $97,549,163 (cost $97,547,700)	$97,548	$97,548
Total Investments in Securities 100.82% (cost $2,833,780,359)		3,437,805
Liabilities in Excess of Other Assets (0.82)%		(27,932)
Net Assets 100.00%		$3,409,873

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$3,340,257	$—	$—	$3,340,257
Repurchase Agreement	—	97,548	—	97,548
Total	$3,340,257	$97,548	$—	$3,437,805

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 98.03%

Australia 2.26%

Capital Markets 1.01%
Macquarie Group Ltd.	125,220	$10,406
Hotels, Restaurants & Leisure 1.25%
Crown Resorts Ltd.	1,205,753	12,874
Total Australia		23,280

Austria 1.75%

Banks
Erste Group Bank AG *	358,556	18,043

Belgium 2.03%

Air Freight & Logistics 1.15%
bpost SA	355,396	11,816
Beverages 0.88%
Anheuser-Busch InBev SA	80,498	9,109
Total Belgium		20,925

Brazil 2.80%

Electric: Utilities 0.81%
Transmissora Alianca de Energia Eletrica SA Unit	1,315,700	8,321
Household Durables 1.36%
MRV Engenharia e Participacoes SA	2,958,700	14,069
Media 0.63%
Multiplus SA	585,000	6,464
Total Brazil		28,854

Canada 5.06%

Banks 3.08%
Bank of Nova Scotia (The)	272,800	18,124
Royal Bank of Canada	159,200	13,632
		31,756

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Canada (continued)

Oil, Gas & Consumable Fuels 1.98%
Pembina Pipeline Corp.	464,600	$15,838
Seven Generations Energy Ltd. Class A *	331,600	4,624
		20,462
Total Canada		52,218

China 5.19%

Banks
Bank of China Ltd. H Shares	52,103,000	31,371
China Construction Bank Corp.	14,440,000	16,650
China Merchants Bank Co., Ltd. H Shares	1,116,000	5,471
Total China		53,492

Denmark 0.84%

Diversified Telecommunication Services
TDC A/S	1,302,895	8,696

Finland 1.22%

Insurance
Sampo OYJ A Shares	217,432	12,626

France 7.43%

Auto Components 0.92%
Valeo SA	120,936	9,534
Automobiles 1.64%
Renault SA	153,350	16,863
Banks 0.86%
BNP Paribas SA	107,783	8,912
Construction & Engineering 1.44%
Vinci SA	137,299	14,830
Insurance 1.40%
AXA SA	439,364	14,453
Pharmaceuticals 1.17%
Sanofi	136,666	12,068
Total France		76,660

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Germany 8.95%

Chemicals 2.21%
BASF SE	194,848	$22,817
Hotels, Restaurants & Leisure 1.84%
TUI AG	840,378	19,008
Insurance 3.87%
Allianz SE Registered Shares	157,700	39,844
Real Estate Management & Development 1.03%
Aroundtown SA	1,315,258	10,590
Total Germany		92,259

Hong Kong 5.13%

Commercial Services & Supplies 1.51%
China Everbright International Ltd.	10,190,000	15,580
Communications Equipment 0.74%
VTech Holdings Ltd.	554,900	7,675
Equity Real Estate Investment Trusts 0.93%
Link REIT	1,088,000	9,625
Industrial Conglomerates 1.03%
Beijing Enterprises Holdings Ltd.	1,728,500	10,617
Real Estate Management & Development 0.92%
Hysan Development Co., Ltd.	1,694,000	9,463
Total Hong Kong		52,960

India 1.08%

Thrifts & Mortgage Finance
Indiabulls Housing Finance Ltd.	507,869	11,107

Indonesia 1.29%

Banks
PT Bank Negara Indonesia (Persero) Tbk	18,896,100	13,267

Ireland 0.90%

Banks
AIB Group plc	1,334,502	9,303

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Italy 0.90%

Banks
UniCredit SpA *	421,913	$9,296

Japan 1.40%

Banks
Sumitomo Mitsui Financial Group, Inc.	322,500	14,410

Macau 1.39%

Hotels, Restaurants & Leisure
Sands China Ltd.	1,974,800	11,764
Wynn Macau Ltd.	714,800	2,522
Total Macau		14,286

Mexico 0.99%

Banks
Grupo Financiero Banorte SAB de CV	1,583,016	10,171

Netherlands 5.98%

Health Care Equipment & Supplies 1.26%
Koninklijke Philips NV	317,292	12,944
Insurance 1.75%
ASR Nederland NV	412,783	18,040
Oil, Gas & Consumable Fuels 2.97%
Royal Dutch Shell plc Class A ADR	436,391	30,652
Total Netherlands		61,636

New Zealand 1.56%

Diversified Telecommunication Services
Spark New Zealand Ltd.	6,090,478	16,113

Norway 0.50%

Banks
Sparebank 1 Oestlandet *	423,862	5,201

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Russia 3.61%

Banks 1.83%
Sberbank of Russia PJSC ADR	934,875	$18,837
Oil, Gas & Consumable Fuels 1.78%
Lukoil PJSC ADR	278,124	18,362
Total Russia		37,199

Singapore 1.69%

Banks
DBS Group Holdings Ltd.	864,100	17,390

South Africa 1.14%

Banks
Barclays Africa Group Ltd.	771,481	11,729

South Korea 2.06%

Insurance 1.21%
ING Life Insurance Korea Ltd. †	228,617	12,524
Technology Hardware, Storage & Peripherals 0.85%
Samsung Electronics Co., Ltd.	3,751	8,764
Total South Korea		21,288

Spain 2.81%

Banks 1.03%
Banco Bilbao Vizcaya Argentaria SA	1,124,442	10,565
Electric: Utilities 1.02%
Red Electrica Corp. SA	497,878	10,552
Oil, Gas & Consumable Fuels 0.76%
Enagas SA	288,804	7,870
Total Spain		28,987

Sweden 0.99%

Commercial Services & Supplies
Loomis AB Class B	254,823	10,187

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Switzerland 1.48%

Insurance 0.52%
Swiss Life Holding AG Registered Shares *	14,382	$5,400
Pharmaceuticals 0.96%
Roche Holding AG	40,061	9,876
Total Switzerland		15,276

Taiwan 4.35%

Electronic Equipment, Instruments & Components 1.27%
Hon Hai Precision Industry Co., Ltd.	4,146,000	13,116
Semiconductors & Semiconductor Equipment 3.08%
Advanced Semiconductor Engineering, Inc.	8,051,000	11,436
Realtek Semiconductor Corp.	2,459,000	9,829
Taiwan Semiconductor Manufacturing Co., Ltd.	1,197,000	10,473
		31,738
Total Taiwan		44,854

Thailand 0.53%

Real Estate Management & Development
Pruksa Holding PCL	7,115,600	5,498

United Kingdom 20.72%

Banks 0.76%
HSBC Holdings plc	733,346	7,821
Beverages 0.73%
Coca-Cola European Partners plc	186,506	7,489
Capital Markets 0.69%
Jupiter Fund Management plc	847,202	7,116
Household Durables 0.96%
Berkeley Group Holdings plc	175,564	9,886
Insurance 3.75%
Direct Line Insurance Group plc	2,506,323	13,142
Lancashire Holdings Ltd.	1,320,509	12,337
Prudential plc	487,398	13,190
		38,669
Machinery 0.92%
Weir Group plc (The)	302,523	9,488

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Metals & Mining 4.12%
Anglo American plc	755,012	$18,316
Rio Tinto plc ADR	431,776	24,227
		42,543
Multi-Utilities 0.93%
National Grid plc	841,190	9,611
Personal Products 1.42%
Unilever NV CVA	252,160	14,605
Pharmaceuticals 2.10%
AstraZeneca plc	311,880	21,639
Tobacco 2.85%
British American Tobacco plc	294,754	20,168
Imperial Brands plc	225,333	9,273
		29,441
Wireless Telecommunication Services 1.49%
Vodafone Group plc	4,831,358	15,407
Total United Kingdom		213,715
Total Common Stocks (cost $833,542,220)		1,010,926

RIGHTS 0.00%

Italy

Banks
UniCredit SpA*(a) (cost $0)	421,913	2
Total Investments in Securities 98.03% (cost $833,542,220)		1,010,928
Foreign Cash and Other Assets in Excess of Liabilities(b) 1.97%		20,361
Net Assets 100.00%		$1,031,289

ADR	American Depositary Receipt.
CVA	Company Voluntary Arrangement.
Unit	More than one class of securities traded together.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Exercise price of $0 and expiration date of 2/21/2018.
(b)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2018

Open Forward Foreign Currency Exchange Contracts at January 31, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	Citibank	2/6/2018	3,400,000	$2,638,495	$2,739,642	$101,147
Australian dollar	Buy	J.P. Morgan	2/6/2018	5,434,000	4,279,072	4,378,592	99,520
Australian dollar	Buy	Standard Chartered Bank	2/6/2018	4,000,000	3,138,261	3,223,108	84,847
Australian dollar	Buy	State Street Bank and Trust	2/6/2018	21,600,000	16,933,590	17,404,782	471,192
British pound	Buy	Barclays Bank plc	2/6/2018	1,179,000	1,575,758	1,674,259	98,501
British pound	Buy	J.P. Morgan	2/6/2018	1,500,000	2,083,323	2,130,100	46,777
British pound	Buy	Standard Chartered Bank	2/6/2018	1,555,000	2,085,206	2,208,204	122,998
British pound	Buy	State Street Bank and Trust	2/6/2018	1,896,000	2,684,114	2,692,446	8,332
British pound	Buy	State Street Bank and Trust	2/6/2018	2,064,000	2,905,778	2,931,017	25,239
Canadian dollar	Buy	J.P. Morgan	2/6/2018	87,900,000	70,500,006	71,467,565	967,559
Canadian dollar	Buy	State Street Bank and Trust	2/6/2018	5,238,000	4,249,967	4,258,784	8,817
Canadian dollar	Buy	State Street Bank and Trust	2/6/2018	3,230,000	2,621,296	2,626,169	4,873
Canadian dollar	Buy	State Street Bank and Trust	2/6/2018	3,260,000	2,624,866	2,650,560	25,694
Canadian dollar	Buy	State Street Bank and Trust	2/6/2018	7,617,000	5,932,307	6,193,043	260,736
Canadian dollar	Buy	State Street Bank and Trust	2/6/2018	2,209,000	1,791,140	1,796,039	4,899
Canadian dollar	Buy	State Street Bank and Trust	2/6/2018	1,340,000	1,086,535	1,089,494	2,959
euro	Buy	Barclays Bank plc	2/20/2018	3,585,000	4,194,413	4,456,005	261,592
euro	Buy	Deutsche Bank AG	2/20/2018	9,000,000	10,511,811	11,186,624	674,813
euro	Buy	J.P. Morgan	2/20/2018	12,119,000	14,433,278	15,063,411	630,133
euro	Buy	J.P. Morgan	2/20/2018	2,852,000	3,539,599	3,544,917	5,318
euro	Buy	State Street Bank and Trust	2/20/2018	2,647,000	3,173,456	3,290,110	116,654
euro	Buy	State Street Bank and Trust	2/20/2018	2,660,000	3,204,604	3,306,269	101,665
euro	Buy	State Street Bank and Trust	2/20/2018	1,988,000	2,383,731	2,471,001	87,270
euro	Buy	State Street Bank and Trust	2/20/2018	2,980,000	3,572,135	3,704,016	131,881
euro	Buy	UBS AG	2/20/2018	2,293,000	2,741,002	2,850,103	109,101
Japanese yen	Buy	State Street Bank and Trust	2/23/2018	471,500,000	4,216,301	4,323,793	107,492
South Korean won	Buy	Morgan Stanley	2/20/2018	18,200,000,000	16,356,184	17,023,779	667,595
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$5,227,604

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	State Street Bank and Trust	2/6/2018	1,559,000	$2,214,282	$2,213,884	$(398)
Australian dollar	Sell	Standard Chartered Bank	2/6/2018	34,434,000	26,343,043	27,746,124	(1,403,081)
British pound	Sell	Barclays Bank plc	2/6/2018	26,805,000	36,183,954	38,064,886	(1,880,932)
British pound	Sell	Barclays Bank plc	2/6/2018	393,000	528,958	558,086	(29,128)
British pound	Sell	Deutsche Bank AG	2/6/2018	2,400,000	3,201,756	3,408,160	(206,404)
British pound	Sell	Goldman Sachs	2/6/2018	3,220,000	4,242,866	4,572,614	(329,748)
British pound	Sell	J.P. Morgan	2/6/2018	4,875,000	6,617,476	6,922,825	(305,349)
British pound	Sell	Standard Chartered Bank	2/6/2018	12,000,000	15,980,796	17,040,799	(1,060,003)
British pound	Sell	State Street Bank and Trust	2/6/2018	1,641,000	2,187,441	2,330,329	(142,888)
Canadian dollar	Sell	Citibank	2/6/2018	5,150,000	4,184,169	4,187,235	(3,066)
Canadian dollar	Sell	Deutsche Bank AG	2/6/2018	4,366,000	3,538,489	3,549,800	(11,311)
euro	Sell	State Street Bank and Trust	2/20/2018	35,000,000	41,384,980	43,503,537	(2,118,557)
euro	Sell	State Street Bank and Trust	2/20/2018	35,400,000	41,853,880	44,000,721	(2,146,841)
euro	Sell	State Street Bank and Trust	2/20/2018	1,601,000	1,967,340	1,989,976	(22,636)
euro	Sell	State Street Bank and Trust	2/20/2018	5,191,000	6,359,518	6,452,196	(92,678)
euro	Sell	State Street Bank and Trust	2/20/2018	3,497,000	4,281,851	4,346,624	(64,773)
Japanese yen	Sell	Deutsche Bank AG	2/23/2018	471,500,000	4,153,552	4,323,793	(170,241)
South Korean won	Sell	Bank of America	2/20/2018	18,200,000,000	16,096,651	17,023,779	(927,128)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(10,915,162)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2018

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,010,926	$—	$—	$1,010,926
Right	—	2	—	2
Total	$1,010,926	$2	$—	$1,010,928
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$5,228	$—	$5,228
Liabilities	—	(10,915)	—	(10,915)
Total	$—	$(5,687)	$—	$(5,687)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND January 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 91.54%

Australia 1.67%

Beverages 0.65%
Treasury Wine Estates Ltd.	356,533	$4,919
Metals & Mining 1.02%
BHP Billiton Ltd.	317,898	7,736
Total Australia		12,655

Austria 1.04%

Banks
Erste Group Bank AG *	156,776	7,889

Belgium 1.05%

Beverages
Anheuser-Busch InBev SA	69,898	7,909

Canada 0.71%

Oil, Gas & Consumable Fuels
Seven Generations Energy Ltd. Class A *	118,000	1,645
Whitecap Resources, Inc.	506,900	3,705
Total Canada		5,350

China 3.97%

Insurance 0.95%
Ping An Insurance Group Co. of China Ltd. Class H	606,000	7,177
Internet Software & Services 3.02%
Alibaba Group Holding Ltd. ADR *	52,847	10,796
China Literature Ltd. *†	94	1
Tencent Holdings Ltd.	202,800	12,019
		22,816
Total China		29,993

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND January 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Denmark 2.49%

Banks 0.96%
Danske Bank A/S	178,504	$7,251
Diversified Telecommunication Services 1.05%
TDC A/S	1,189,790	7,941
Pharmaceuticals 0.48%
Novo Nordisk A/S Class B	65,430	3,639
Total Denmark		18,831

Finland 0.94%

Insurance
Sampo OYJ A Shares	122,381	7,106

France 8.16%

Auto Components 1.17%
Valeo SA	112,510	8,870
Beverages 1.15%
Remy Cointreau SA	65,907	8,674
Construction & Engineering 1.50%
Vinci SA	105,225	11,366
Information Technology Services 0.95%
Atos SE	45,621	7,193
Machinery 1.03%
Alstom SA	177,916	7,809
Oil, Gas & Consumable Fuels 0.94%
Total SA	122,512	7,093
Pharmaceuticals 0.38%
Sanofi	32,311	2,853
Textiles, Apparel & Luxury Goods 1.04%
LVMH Moet Hennessy Louis Vuitton SE	25,177	7,896
Total France		61,754

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND January 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Germany 9.49%

Hotels, Restaurants & Leisure 1.17%
TUI AG	392,227	$8,872
Industrial Conglomerates 0.67%
Rheinmetall AG	35,987	5,089
Insurance 1.51%
Allianz SE Registered Shares	45,236	11,429
Life Sciences Tools & Services 0.64%
MorphoSys AG *	49,084	4,839
Pharmaceuticals 1.01%
Bayer AG Registered Shares	58,558	7,664
Real Estate Management & Development 1.87%
Aroundtown SA	1,135,628	9,143
PATRIZIA Immobilien AG *	200,399	5,016
		14,159
Semiconductors & Semiconductor Equipment 0.94%
Infineon Technologies AG	243,178	7,068
Software 0.95%
SAP SE	63,472	7,158
Textiles, Apparel & Luxury Goods 0.73%
adidas AG	23,626	5,494
Total Germany		71,772

Hong Kong 4.53%

Auto Components 0.70%
Xinyi Glass Holdings Ltd. *	3,480,000	5,294
Hotels, Restaurants & Leisure 1.72%
Galaxy Entertainment Group Ltd.	852,000	7,548
Melco Resorts & Entertainment Ltd. ADR	183,551	5,466
		13,014
Insurance 1.21%
AIA Group Ltd.	1,062,400	9,099
Paper & Forest Products 0.90%
Nine Dragons Paper Holdings Ltd.	4,387,000	6,831
Total Hong Kong		34,238

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND January 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Hungary 0.37%

Oil, Gas & Consumable Fuels
MOL Hungarian Oil & Gas plc	227,354	$2,777

India 1.36%

Banks
ICICI Bank Ltd. ADR	936,510	10,283

Indonesia 1.03%

Banks
Bank Rakyat Indonesia Persero Tbk PT	28,114,800	7,770

Ireland 0.67%

Banks
Bank of Ireland Group plc *	517,661	5,052

Israel 0.67%

Semiconductors & Semiconductor Equipment
Tower Semiconductor Ltd. *	145,435	5,052

Italy 5.29%

Banks 1.27%
UniCredit SpA *	435,915	9,604
Capital Markets 0.94%
Anima Holding SpA †	849,272	7,123
Consumer Finance 0.71%
doBank SpA *†	336,642	5,383
Electric: Utilities 1.43%
Enel SpA	1,701,930	10,798
Electrical Equipment 0.94%
Prysmian SpA	201,163	7,078
Total Italy		39,986

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND January 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Japan 17.27%

Automobiles 1.66%
Honda Motor Co., Ltd.	358,000	$12,547
Banks 1.44%
Shinsei Bank Ltd.	224,900	3,916
Sumitomo Mitsui Financial Group, Inc.	155,600	6,953
		10,869
Building Products 1.17%
Daikin Industries Ltd.	73,600	8,828
Chemicals 1.51%
Asahi Kasei Corp.	618,686	8,073
Mitsubishi Chemical Holdings Corp.	309,800	3,361
		11,434
Construction & Engineering 0.46%
Taisei Corp.	68,000	3,457
Distributors 0.69%
PALTAC Corp.	119,100	5,264
Diversified Financial Services 1.15%
ORIX Corp.	467,700	8,718
Household Durables 1.04%
Sony Corp.	164,500	7,849
Machinery 4.26%
DMG Mori Co., Ltd.	330,400	7,521
Komatsu Ltd.	184,900	7,173
Makino Milling Machine Co., Ltd.	653,000	7,339
SMC Corp.	20,800	10,197
		32,230
Professional Services 0.72%
Recruit Holdings Co., Ltd.	224,000	5,456
Software 1.04%
Nintendo Co., Ltd.	17,900	7,865
Specialty Retail 0.95%
Bic Camera, Inc.	465,400	7,158
Trading Companies & Distributors 1.18%
Mitsubishi Corp.	320,300	8,949
Total Japan		130,624

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND January 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Luxembourg 2.21%

Metals & Mining 1.26%
ArcelorMittal *	262,149	$9,512
Multi-Line Retail 0.95%
B&M European Value Retail SA	1,219,409	7,201
Total Luxembourg		16,713

Mexico 1.09%

Banks
Grupo Financiero Banorte SAB de CV	1,286,400	8,265

Netherlands 5.30%

Banks 0.93%
ING Groep NV	358,697	7,050
Health Care Equipment & Supplies 1.01%
Koninklijke Philips NV	186,913	7,625
Insurance 1.01%
ASR Nederland NV	174,895	7,643
Oil, Gas & Consumable Fuels 1.31%
Royal Dutch Shell plc B Shares	279,563	9,908
Semiconductors & Semiconductor Equipment 1.04%
ASML Holding NV	38,624	7,826
Total Netherlands		40,052

Norway 0.30%

Banks
Sparebank 1 Oestlandet *	182,414	2,238

Philippines 0.71%

Banks
Metropolitan Bank & Trust Co.	2,770,990	5,374

Poland 0.80%

Banks
Powszechna Kasa Oszczednosci Bank Polski SA *	445,816	6,085

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND January 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
South Africa 1.01%

Paper & Forest Products
Mondi plc	286,659	$7,640

South Korea 2.04%

Auto Components 0.58%
Mando Corp.	16,737	4,349
Insurance 0.48%
ING Life Insurance Korea Ltd. †	66,802	3,660
Technology Hardware, Storage & Peripherals 0.98%
Samsung Electronics Co., Ltd.	3,180	7,430
Total South Korea		15,439

Spain 0.95%

Banks
Banco Bilbao Vizcaya Argentaria SA	762,996	7,169

Sweden 1.82%

Commercial Services & Supplies 0.88%
Loomis AB Class B	166,033	6,637
Machinery 0.94%
Volvo AB B Shares	350,252	7,150
Total Sweden		13,787

Switzerland 4.22%

Food Products 1.55%
Nestle SA Registered Shares	135,484	11,706
Insurance 1.24%
Swiss Life Holding AG Registered Shares *	25,080	9,418
Pharmaceuticals 1.43%
Novartis AG Registered Shares	81,767	7,397
Roche Holding AG	13,871	3,419
		10,816
Total Switzerland		31,940

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND January 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Taiwan 1.31%

Semiconductors & Semiconductor Equipment 0.92%
Advanced Semiconductor Engineering, Inc.	2,383,272	$3,385
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	79,071	3,583
		6,968
Technology Hardware, Storage & Peripherals 0.39%
Primax Electronics Ltd.	1,032,044	2,925
Total Taiwan		9,893

United Kingdom 9.07%

Beverages 0.69%
Coca-Cola European Partners plc	129,377	5,195
Insurance 1.99%
Direct Line Insurance Group plc	1,362,640	7,145
Hiscox Ltd.	393,671	7,904
		15,049
Machinery 0.98%
Weir Group plc (The)	235,564	7,388
Metals & Mining 0.99%
Rio Tinto plc	133,974	7,461
Personal Products 0.96%
Unilever NV CVA	126,126	7,305
Professional Services 0.85%
RELX NV	289,109	6,430
Semiconductors & Semiconductor Equipment 0.25%
IQE plc *	1,269,867	1,926
Tobacco 0.94%
British American Tobacco plc	103,478	7,080
Wireless Telecommunication Services 1.42%
Vodafone Group plc	3,379,473	10,777
Total United Kingdom		68,611
Total Common Stocks (cost $595,633,727)		692,247

RIGHT 0.00%

Italy

Banks
UniCredit SpA *(a) (cost $0)	435,915	2

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND January 31, 2018

Investments	Principal Amount (000)	U.S. $ Fair Value (000)
SHORT-TERM INVESTMENT 6.24%

Repurchase Agreement

Repurchase Agreement dated 1/31/2018, 0.54% due 2/1/2018 with Fixed Income Clearing Corp. collateralized by $45,875,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2020; value: $48,157,511; proceeds: $47,211,794 (cost $47,211,086)	$47,211	$47,211
Total Investments in Securities 97.78% (cost $642,844,813)		739,460
Foreign Cash and Other Assets in Excess of Liabilities(b) 2.22%		16,813
Net Assets 100.00%		$756,273

ADR	American Depositary Receipt.
CVA	Company Voluntary Arrangement.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Exercise price of $0 and expiration date of 2/21/2018.
(b)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at January 31, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	Goldman Sachs	2/6/2018	5,000,000	$3,961,525	$4,028,885	$67,360
Australian dollar	Buy	State Street Bank and Trust	2/6/2018	35,000,000	27,438,688	28,202,194	763,506
British pound	Buy	Standard Chartered Bank	2/6/2018	37,800,000	50,339,507	53,678,518	3,339,011
euro	Buy	J.P. Morgan	2/20/2018	2,743,000	3,253,088	3,409,434	156,346
euro	Buy	State Street Bank and Trust	2/20/2018	3,292,000	3,892,520	4,091,818	199,298
euro	Buy	State Street Bank and Trust	2/20/2018	8,200,000	9,732,624	10,192,257	459,633
euro	Buy	State Street Bank and Trust	2/20/2018	8,200,000	9,616,131	10,192,257	576,126
euro	Buy	State Street Bank and Trust	2/20/2018	23,385,000	27,265,708	29,066,578	1,800,870
Japanese yen	Buy	State Street Bank and Trust	2/23/2018	4,550,000,000	40,687,528	41,724,834	1,037,306
South Korean won	Buy	Standard Chartered Bank	2/20/2018	10,765,000,000	9,633,540	10,069,284	435,744
Swiss franc	Buy	Citibank	2/23/2018	2,539,000	2,595,934	2,732,213	136,279
Swiss franc	Buy	State Street Bank and Trust	2/23/2018	15,540,000	16,062,182	16,722,564	660,382
Swiss franc	Buy	State Street Bank and Trust	2/23/2018	1,600,000	1,639,861	1,721,757	81,896
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$9,713,757

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND January 31, 2018

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	Deutsche Bank AG	4/23/2018	45,855,000	$57,326,545	$57,237,480	$(89,065)
Australian dollar	Sell	Citibank	2/6/2018	25,470,000	19,477,163	20,523,139	(1,045,976)
Australian dollar	Sell	Standard Chartered Bank	2/6/2018	14,530,000	11,115,886	11,707,939	(592,053)
British pound	Sell	State Street Bank and Trust	2/6/2018	37,800,000	50,208,625	53,678,518	(3,469,893)
euro	Sell	Deutsche Bank AG	4/23/2018	45,855,000	56,382,620	57,237,480	(854,860)
euro	Sell	Goldman Sachs	2/20/2018	2,200,000	2,627,607	2,734,508	(106,901)
euro	Sell	State Street Bank and Trust	2/20/2018	22,000,000	26,013,416	27,345,081	(1,331,665)
euro	Sell	State Street Bank and Trust	2/20/2018	21,620,000	25,561,607	26,872,756	(1,311,149)
Japanese yen	Sell	State Street Bank and Trust	2/23/2018	4,550,000,000	40,344,369	41,724,834	(1,380,465)
South Korean won	Sell	Bank of America	2/20/2018	10,765,000,000	9,520,904	10,069,284	(548,380)
Swiss franc	Sell	Citibank	2/23/2018	19,679,000	19,871,094	21,176,534	(1,305,440)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(12,035,847)

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$692,247	$—	$—	$692,247
Right	—	2	—	2
Repurchase Agreement	—	47,211	—	47,211
Total	$692,247	$47,213	$—	$739,460
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$9,714	$—	$9,714
Liabilities	—	(12,036)	—	(12,036)
Total	$—	$(2,322)	$—	$(2,322)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	The following securities were transferred during the period ended January 31, 2018:

Security	Country	Level Transfer	Transfer Amount	Valuation Method on 1/31/2018*
Metropolitan Bank & Trust Co.	Philippines	from Level 2 to Level 1	$6,217,168	Last Sales Price

*	See Note 2(a).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND January 31, 2018

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks
Balance as of November 1, 2017	$663
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	$(663)
Balance as of January 31, 2018	—
Change in unrealized appreciation/depreciation for period ended January 31, 2018 related to Level 3 investments held at January 31, 2018	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 94.80%

Australia 1.57%

Auto Components 0.54%
GUD Holdings Ltd.	539,834	$5,333
Diversified Financial Services 0.06%
IMF Bentham Ltd.	232,180	586
Electric: Utilities 0.97%
AusNet Services	7,058,842	9,641
Total Australia		15,560

Canada 4.76%

Metals & Mining 0.72%
Hudbay Minerals, Inc.	832,966	7,138
Oil, Gas & Consumable Fuels 2.92%
Africa Oil Corp. *	4,329,080	5,082
Canacol Energy Ltd. *	3,028,500	10,538
Vermilion Energy, Inc.	196,500	7,429
Whitecap Resources, Inc.	805,400	5,886
		28,935
Paper & Forest Products 1.12%
Interfor Corp. *	582,109	11,032
Total Canada		47,105

China 0.75%

Consumer Finance 0.29%
China Rapid Finance Ltd. ADR *	497,137	2,853
Energy Equipment & Services 0.46%
Hilong Holding Ltd.	21,844,900	4,580
Total China		7,433

Finland 3.25%

Health Care Providers & Services 0.72%
Terveystalo OYJ *†	578,468	7,110
Machinery 1.79%
Konecranes OYJ	229,084	11,627
Outotec OYJ *	708,284	6,099
		17,726
Trading Companies & Distributors 0.74%
Cramo OYJ	300,587	7,330
Total Finland		32,166

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
France 4.61%

Construction Materials 0.84%
Vicat SA	100,993	$8,320
Health Care Providers & Services 1.08%
Korian SA	331,681	10,682
Information Technology Services 0.81%
Altran Technologies SA	431,119	8,023
Life Sciences Tools & Services 0.18%
Genfit *	51,980	1,786
Real Estate Management & Development 0.94%
Nexity SA *	154,390	9,297
Specialty Retail 0.76%
Maisons du Monde SA †	174,703	7,505
Total France		45,613

Germany 5.84%

Industrial Conglomerates 1.00%
Rheinmetall AG	70,219	9,930
Internet Software & Services 0.60%
XING SE	16,992	5,938
Life Sciences Tools & Services 1.91%
Gerresheimer AG	123,079	10,742
MorphoSys AG *	82,237	8,107
		18,849
Machinery 1.21%
Deutz AG	1,293,432	11,996
Real Estate Management & Development 1.12%
PATRIZIA Immobilien AG *	443,464	11,100
Total Germany		57,813

Hong Kong 2.75%

Communications Equipment 0.76%
VTech Holdings Ltd.	546,600	7,560
Consumer Finance 1.00%
Sun Hung Kai & Co., Ltd.	15,150,000	9,897
Paper & Forest Products 0.99%
Lee & Man Paper Manufacturing Ltd.	8,306,000	9,790
Total Hong Kong		27,247

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
India 1.34%

Consumer Finance 0.85%
Satin Creditcare Network Ltd. *	1,145,460	$8,427
Thrifts & Mortgage Finance 0.49%
Dewan Housing Finance Corp., Ltd.	527,826	4,831
Total India		13,258

Indonesia 1.11%

Banks 0.98%
Bank Tabungan Negara Persero Tbk PT	35,683,204	9,755
Consumer Finance 0.13%
PT Clipan Finance Indonesia Tbk *	52,233,850	1,248
Total Indonesia		11,003

Ireland 4.50%

Beverages 0.49%
C&C Group plc	1,294,940	4,847
Equity Real Estate Investment Trusts 1.18%
Hibernia REIT plc	6,144,676	11,687
Food Products 0.60%
Origin Enterprises plc	789,292	5,929
Health Care Providers & Services 0.41%
UDG Healthcare plc	345,217	4,022
Household Durables 1.82%
Cairn Homes plc *	4,455,413	10,510
Glenveagh Properties plc *†	4,961,941	7,479
		17,989
Total Ireland		44,474

Israel 2.57%

Chemicals 0.80%
Frutarom Industries Ltd.	76,517	7,982
Electronic Equipment, Instruments & Components 0.97%
Orbotech Ltd. (Israel) *	180,122	9,593
Semiconductors & Semiconductor Equipment 0.80%
Tower Semiconductor Ltd. *	227,236	7,894
Total Israel		25,469

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Italy 7.61%

Capital Markets 1.22%
Anima Holding SpA †	1,437,356	$12,055
Construction Materials 1.29%
Buzzi Unicem SpA	432,735	12,706
Consumer Finance 1.03%
doBank SpA *†	639,344	10,224
Electrical Equipment 1.14%
Prysmian SpA	321,175	11,301
Internet & Direct Marketing Retail 0.95%
Yoox Net-A-Porter Group SpA *	200,465	9,420
Textiles, Apparel & Luxury Goods 1.98%
Brunello Cucinelli SpA	286,193	9,594
Moncler SpA	303,028	9,985
		19,579
Total Italy		75,285

Japan 18.71%

Banks 0.94%
Shinsei Bank Ltd.	536,000	9,333
Beverages 0.75%
Coca-Cola Bottlers Japan Holdings, Inc.	210,500	7,433
Chemicals 1.20%
KH Neochem Co., Ltd.	408,300	11,912
Construction & Engineering 0.48%
SHO-BOND Holdings Co., Ltd.	59,400	4,756
Containers & Packaging 0.58%
Fuji Seal International, Inc.	164,200	5,693
Equity Real Estate Investment Trusts 0.99%
GLP J-Reit	8,424	9,769
Food & Staples Retailing 0.70%
Sundrug Co., Ltd.	161,600	6,950
Food Products 0.62%
Nichirei Corp.	229,600	6,133
Health Care Providers & Services 0.43%
Japan Lifeline Co., Ltd.	167,200	4,282
Hotels, Restaurants & Leisure 1.05%
HIS Co., Ltd.	135,300	4,883
St. Marc Holdings Co., Ltd.	192,500	5,466
		10,349

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Information Technology Services 1.06%
NS Solutions Corp.	391,900	$10,518
Machinery 2.35%
DMG Mori Co., Ltd.	443,000	10,084
Takeuchi Manufacturing Co., Ltd.	370,500	9,570
Tsubakimoto Chain Co.	422,000	3,545
		23,199
Professional Services 1.48%
en-japan, Inc.	273,800	14,597
Real Estate Management & Development 0.93%
Kenedix, Inc.	1,440,300	9,156
Semiconductors & Semiconductor Equipment 1.17%
Megachips Corp.	306,000	11,618
Software 1.23%
Capcom Co., Ltd.	320,200	12,187
Specialty Retail 2.31%
Bic Camera, Inc.	714,800	10,993
United Arrows Ltd.	271,000	11,903
		22,896
Wireless Telecommunication Services 0.44%
Okinawa Cellular Telephone Co.	112,600	4,353
Total Japan		185,134

Luxembourg 1.85%

Machinery 0.62%
Stabilus SA	63,502	6,157
Multi-Line Retail 1.23%
B&M European Value Retail SA	2,055,972	12,141
Total Luxembourg		18,298

Mexico 1.19%

Banks
Banco del Bajio SA *†	5,564,200	11,758

Netherlands 4.24%

Air Freight & Logistics 0.73%
PostNL NV	1,437,789	7,176
Hotels, Restaurants & Leisure 0.99%
Basic-Fit NV *†	361,717	9,835

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Netherlands (continued)

Insurance 1.17%
ASR Nederland NV	265,388	$11,598
Machinery 1.35%
Aalberts Industries NV	243,562	13,306
Total Netherlands		41,915

Philippines 1.92%

Banks 0.96%
Security Bank Corp.	1,974,970	9,471
Real Estate Management & Development 0.96%
Filinvest Land, Inc.	261,866,000	9,545
Total Philippines		19,016

Portugal 0.89%

Multi-Utilities
REN—Redes Energeticas Nacionais SGPS SA	2,834,235	8,846

South Korea 1.92%

Auto Components 0.95%
Mando Corp.	36,099	9,381
Insurance 0.97%
ING Life Insurance Korea Ltd. †	174,533	9,561
Total South Korea		18,942

Spain 2.32%

Food Products 0.12%
Ebro Foods SA	45,811	1,129
Household Durables 0.90%
Neinor Homes SA *†	389,415	8,944
Real Estate Management & Development 1.30%
Aedas Homes SAU *†	329,697	12,853
Total Spain		22,926

Sweden 5.16%

Commercial Services & Supplies 2.82%
Bravida Holding AB †	1,133,193	8,068

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Sweden (continued)

Commercial Services & Supplies (continued)
Intrum Justitia AB	269,335	$9,994
Loomis AB Class B	245,699	9,822
		27,884
Consumer Finance 1.27%
Hoist Finance AB †	1,028,973	12,562
Food & Staples Retailing 1.07%
Axfood AB	525,442	10,562
Total Sweden		51,008

Switzerland 0.33%

Household Durables
Forbo Holding AG Registered Shares	1,937	3,276

Taiwan 1.98%

Semiconductors & Semiconductor Equipment 1.11%
Realtek Semiconductor Corp. *	1,510,000	6,036
Visual Photonics Epitaxy Co., Ltd.	1,230,000	4,958
		10,994
Technology Hardware, Storage & Peripherals 0.87%
Primax Electronics Ltd.	3,021,000	8,562
Total Taiwan		19,556

United Kingdom 11.27%

Capital Markets 2.34%
Man Group plc	4,214,077	12,996
TP ICAP plc	1,349,591	10,156
		23,152
Consumer Finance 1.29%
Arrow Global Group plc	2,190,706	12,722
Electronic Equipment, Instruments & Components 0.90%
accesso Technology Group plc *	280,653	8,926
Insurance 1.44%
Lancashire Holdings Ltd.	1,529,500	14,290
Internet & Direct Marketing Retail 1.17%
ASOS plc *	109,437	11,551
Machinery 1.85%
Bodycote plc	900,568	12,365

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Machinery (continued)
Concentric AB	302,652	$5,907
		18,272
Media 0.28%
Huntsworth plc	2,342,037	2,793
Metals & Mining 0.79%
Hill & Smith Holdings plc	461,622	7,859
Oil, Gas & Consumable Fuels 0.60%
Tullow Oil plc *	2,086,806	5,918
Semiconductors & Semiconductor Equipment 0.54%
IQE plc *	3,546,882	5,378
Software 0.07%
Alfa Financial Software Holdings plc *†	93,400	682
Total United Kingdom		111,543

United States 1.14%

Exchange- Traded Funds 0.83%
VanEck Vectors Junior Gold Miners	243,142	8,189
Semiconductors & Semiconductor Equipment 0.31%
CEVA, Inc. *	70,987	3,124
Total United States		11,313

Vietnam 1.22%

Closed-Ended Fund
VinaCapital Vietnam Opportunity Fund Ltd.	2,331,525	12,050
Total Common Stocks (cost $759,239,226)		938,007

	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 3.42%

Repurchase Agreement

Repurchase Agreement dated 1/31/2018, 0.54% due 2/1/2018 with Fixed Income Clearing Corp. collateralized by $32,795,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2019; value: $34,520,738; proceeds: $33,840,390 (cost $33,839,883)	$33,840	$33,840

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2018

Investments	Principal Amount (000)	Fair Value (000)
OPTIONS PURCHASED# 0.00% (cost $2,065,000)	$35,000	$45
Total Investments in Securities 98.22% (cost $795,144,109)		971,892
Foreign Cash and Other Assets in Excess of Liabilities(a) 1.78%		17,605
Net Assets 100.00%		$989,497

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Refer to OTC Options Purchased table below.
(a)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at January 31, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	Barclays Bank plc	2/6/2018	3,080,000	$2,361,364	$2,481,793	$120,429
Australian dollar	Buy	Citibank	2/6/2018	2,983,000	2,331,641	2,403,633	71,992
Australian dollar	Buy	State Street Bank and Trust	2/6/2018	30,450,000	23,871,658	24,535,909	664,251
British pound	Buy	Standard Chartered Bank	2/6/2018	13,095,000	17,213,279	18,595,772	1,382,493
Danish krone	Buy	State Street Bank and Trust	2/20/2018	30,700,000	4,878,302	5,127,475	249,173
euro	Buy	Bank of America	2/20/2018	2,460,000	2,925,589	3,057,677	132,088
euro	Buy	Bank of America	2/20/2018	28,114,000	32,943,592	34,944,527	2,000,935
euro	Buy	Standard Chartered Bank	2/20/2018	23,000,000	26,757,545	28,588,039	1,830,494
euro	Buy	State Street Bank and Trust	2/20/2018	17,400,000	20,287,506	21,627,473	1,339,967
Japanese yen	Buy	J.P. Morgan	2/23/2018	393,513,000	3,476,338	3,608,630	132,292
Japanese yen	Buy	State Street Bank and Trust	2/23/2018	121,200,000	1,086,314	1,111,440	25,126
Japanese yen	Buy	State Street Bank and Trust	2/23/2018	538,000,000	4,810,965	4,933,618	122,653
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$8,071,893

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	Deutsche Bank AG	4/23/2018	21,175,000	$26,472,350	$26,431,221	$(41,129)
Australian dollar	Sell	Standard Chartered Bank	2/6/2018	36,513,000	27,933,540	29,421,334	(1,487,794)
British pound	Sell	Deutsche Bank AG	2/6/2018	935,000	1,247,351	1,327,762	(80,411)
British pound	Sell	Goldman Sachs	2/6/2018	824,000	1,096,443	1,170,135	(73,692)
British pound	Sell	J.P. Morgan	2/6/2018	1,100,000	1,466,169	1,562,073	(95,904)
British pound	Sell	Morgan Stanley	2/6/2018	1,936,000	2,573,212	2,749,249	(176,037)
British pound	Sell	Standard Chartered Bank	2/6/2018	8,300,000	11,053,384	11,786,553	(733,169)
Danish krone	Sell	Citibank	2/20/2018	30,700,000	4,810,839	5,127,475	(316,636)
euro	Sell	Barclays Bank plc	2/20/2018	2,200,000	2,573,977	2,734,508	(160,531)
euro	Sell	Citibank	2/20/2018	2,734,000	3,243,736	3,398,248	(154,512)
euro	Sell	Deutsche Bank AG	4/23/2018	21,175,000	26,036,462	26,431,221	(394,759)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2018

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	Goldman Sachs	2/20/2018	3,900,000	$4,658,031	$4,847,537	$(189,506)
euro	Sell	State Street Bank and Trust	2/20/2018	1,047,000	1,247,062	1,301,377	(54,315)
euro	Sell	State Street Bank and Trust	2/20/2018	993,000	1,180,683	1,234,258	(53,575)
euro	Sell	State Street Bank and Trust	2/20/2018	30,000,000	35,472,840	37,288,746	(1,815,906)
euro	Sell	State Street Bank and Trust	2/20/2018	30,100,000	35,587,621	37,413,042	(1,825,421)
Japanese yen	Sell	Deutsche Bank AG	2/23/2018	535,006,000	4,712,991	4,906,162	(193,171)
Japanese yen	Sell	State Street Bank and Trust	2/23/2018	133,900,000	1,184,746	1,227,902	(43,156)
Japanese yen	Sell	State Street Bank and Trust	2/23/2018	383,807,000	3,411,042	3,519,623	(108,581)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(7,998,205)

OTC OPTIONS PURCHASED
Description	Call/Put	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Value#	Premiums Paid (Received)	Unrealized Depreciation
MSCI EAFE Index	Put	Goldman Sachs	1,610	March 2018	350	35,000	$44,973	$2,065,000	(2,020,027)

OTC OPTIONS WRITTEN
Description	Call/Put	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received)	Unrealized Appreciation
MSCI EAFE Index	Put	Goldman Sachs	1,440	March 2018	350	(35,000)	$(15,900)	$(1,064,000)	1,048,100

#	Included on the Schedule of Investments

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks(3)	$938,007	$—	$—	$938,007
Options Purchased	—	45	—	45
Repurchase Agreement	—	33,840	—	33,840
Total	$938,007	$33,885	$—	$971,892
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$8,072	$—	$8,072
Liabilities	—	(7,998)	—	(7,998)
Written Options
Assets	$—	$—	$—	$—
Liabilities	—	(16)	—	(16)
Total	$—	$58	$—	$58

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	The following securities were transferred during the period ended January 31, 2018:

Security	Country	Level Transfer	Transfer Amount	Valuation Method on 1/31/2018*
Filinvest Land, Inc.	Philippines	from Level 2 to Level 1	$5,953,769	Last Sales Price
Security Bank Corp.	Philippines	from Level 2 to Level 1	$7,548,638	Last Sales Price

*	See Note 2(a).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.86%

Aerospace & Defense 1.34%

Aerovironment, Inc.*	40,410	$2,075

Air Freight & Logistics 1.75%

Air Transport Services Group, Inc.*	109,512	2,722

Banks 7.74%

Bridge Bancorp, Inc.	31,350	1,075
Bryn Mawr Bank Corp.	28,526	1,281
Byline Bancorp, Inc.*	102,326	2,289
CenterState Bank Corp.	117,766	3,061
Heritage Commerce Corp.	76,793	1,229
Live Oak Bancshares, Inc.	58,716	1,580
Pacific Premier Bancorp, Inc.*	36,477	1,486
Total		12,001

Beverages 2.54%

MGP Ingredients, Inc.	44,089	3,948

Biotechnology 22.24%

Acceleron Pharma, Inc.*	27,419	1,138
Achaogen, Inc.*	86,554	950
Adamas Pharmaceuticals, Inc.*	38,952	1,474
Ascendis Pharma A/S ADR*	59,386	3,027
Audentes Therapeutics, Inc.*	78,015	2,738
Blueprint Medicines Corp.*	20,537	1,615
Calithera Biosciences, Inc.*	74,900	599
Deciphera Pharmaceuticals, Inc.*	63,607	1,654
Denali Therapeutics, Inc.*	66,767	1,553
Dynavax Technologies Corp.*	67,542	1,088
Epizyme, Inc.*	113,214	1,828
Esperion Therapeutics, Inc.*	40,960	2,970
Foundation Medicine, Inc.*	33,160	2,301
Global Blood Therapeutics, Inc.*	15,772	913

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2018

Investments	Shares	Fair Value (000)
Biotechnology (continued)

Immunomedics, Inc.*	221,437	$3,691
Loxo Oncology, Inc.*	8,866	900
Madrigal Pharmaceuticals, Inc.*	24,152	3,585
Repligen Corp.*	20,731	733
Spark Therapeutics, Inc.*	14,238	798
Xencor, Inc.*	41,898	954
Total		34,509

Building Products 0.69%

Patrick Industries, Inc.*	16,622	1,065

Capital Markets 2.10%

Hamilton Lane, Inc. Class A	43,177	1,609
Piper Jaffray Cos.	17,940	1,656
Total		3,265

Construction & Engineering 2.27%

NV5 Global, Inc.*	72,212	3,520

Diversified Consumer Services 2.57%

Chegg, Inc.*	170,985	2,962
RISE Education Cayman Ltd. ADR*	62,695	1,031
Total		3,993

Electronic Equipment, Instruments & Components 1.38%

Control4 Corp.*	78,773	2,136

Energy Equipment & Services 1.40%

Solaris Oilfield Infrastructure, Inc. Class A*	115,089	2,172

Food & Staples Retailing 1.44%

Chefs’ Warehouse, Inc. (The)*	109,806	2,235

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2018

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 6.48%

AtriCure, Inc.*	40,352	$658
AxoGen, Inc.*	56,823	1,580
Glaukos Corp.*	20,108	603
iRhythm Technologies, Inc.*	65,537	3,908
Sientra, Inc.*	69,196	873
Tactile Systems Technology, Inc.*	77,134	2,432
Total		10,054

Health Care Providers & Services 1.98%

PetIQ, Inc.*	95,167	2,284
Tivity Health, Inc.*	20,136	780
Total		3,064

Hotels, Restaurants & Leisure 0.71%

Del Taco Restaurants, Inc.*	87,097	1,103

Household Durables 4.59%

LGI Homes, Inc.*	53,843	3,644
SodaStream International Ltd. (Israel)*(a)	44,213	3,477
Total		7,121

Insurance 1.11%

Trupanion, Inc.*	49,388	1,725

Internet & Direct Marketing Retail 1.54%

Overstock.com, Inc.*	34,808	2,391

Internet Software & Services 12.11%

Alteryx, Inc. Class A*	71,770	1,967
Appfolio, Inc. Class A*	28,467	1,206
Apptio, Inc. Class A*	73,670	1,882
Care.com, Inc.*	206,153	3,781
CommerceHub, Inc. Series A*	62,571	1,265

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2018

Investments	Shares	Fair Value (000)
Internet Software & Services (continued)

Five9, Inc.*	127,758	$3,323
Instructure, Inc.*	86,110	3,091
Mimecast Ltd.*	60,975	1,875
MongoDB, Inc.*	5,181	140
Veritone, Inc.*	14,030	249
Total		18,779

Leisure Products 2.75%

Malibu Boats, Inc. Class A*	128,254	4,266

Machinery 1.47%

NN, Inc.	79,069	2,277

Metals & Mining 0.92%

Ryerson Holding Corp.*	141,979	1,420

Oil, Gas & Consumable Fuels 1.18%

GasLog Ltd. (Monaco)(a)	90,933	1,837

Pharmaceuticals 3.98%

Intersect ENT, Inc.*	90,959	3,397
MyoKardia, Inc.*	53,902	2,782
Total		6,179

Semiconductors & Semiconductor Equipment 2.19%

Aquantia Corp.*	93,464	1,222
CEVA, Inc.*	49,308	2,170
Total		3,392

Software 7.71%

8x8, Inc.*	103,199	1,827
Appian Corp.*	94,804	2,939

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2018

Investments	Shares	Fair Value (000)
Software (continued)

Everbridge, Inc.*	116,455	$3,759
Materialise NV ADR*	66,521	854
Talend SA ADR*	44,604	1,738
Varonis Systems, Inc.*	15,419	837
Total		11,954

Specialty Retail 1.68%

At Home Group, Inc.*	82,400	2,610
Total Common Stocks (cost $104,615,439)		151,813

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.66%

Repurchase Agreement

Repurchase Agreement dated 1/31/2018, 0.54% due 2/1/2018 with Fixed Income Clearing Corp. collateralized by $2,500,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2019; value: $2,631,555; proceeds: $2,579,819 (cost $2,579,780)	$2,580	2,580
Total Investments in Securities 99.52% (cost $107,195,219)		154,393
Other Assets in Excess of Liabilities 0.48%		743
Net Assets 100.00%		$155,136

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND January 31, 2018

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$151,813	$—	$—	$151,813
Repurchase Agreement	—	2,580	—	2,580
Total	$151,813	$2,580	$—	$154,393

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 95.96%

Auto Components 1.78%

Modine Manufacturing Co.*	110,583	$2,582

Banks 21.21%

Ameris Bancorp	96,784	5,183
CenterState Bank Corp.	203,665	5,293
FB Financial Corp.*	122,737	5,189
First Merchants Corp.	107,621	4,645
National Commerce Corp.*	130,741	5,929
Seacoast Banking Corp. of Florida*	179,407	4,627
Total		30,866

Beverages 4.61%

Cott Corp. (Canada)(a)	402,730	6,709

Building Products 7.24%

Advanced Drainage Systems, Inc.	60,251	1,488
American Woodmark Corp.*	43,656	5,931
Gibraltar Industries, Inc.*	84,019	3,117
Total		10,536

Capital Markets 2.33%

Donnelley Financial Solutions, Inc.*	158,366	3,397

Chemicals 2.29%

Chase Corp.	29,705	3,337

Commercial Services & Supplies 1.86%

SP Plus Corp.*	70,084	2,702

Communications Equipment 2.99%

Plantronics, Inc.	73,625	4,343

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2018

Investments	Shares	Fair Value (000)
Construction & Engineering 1.75%

Primoris Services Corp.	97,676	$2,540

Consumer Finance 2.89%

EZCORP, Inc. Class A*	356,792	4,210

Electronic Equipment, Instruments & Components 6.48%

Orbotech Ltd. (Israel)*(a)	63,916	3,404
Vishay Precision Group, Inc.*	220,013	6,028
Total		9,432

Gas Utilities 1.99%
Chesapeake Utilities Corp.	39,400	2,896

Health Care Equipment & Supplies 1.54%

CONMED Corp.	38,852	2,245

Health Care Providers & Services 2.22%

Providence Service Corp. (The)*	50,282	3,235

Hotels, Restaurants & Leisure 1.83%

Denny’s Corp.*	177,466	2,660

Internet Software & Services 1.78%

Telaria, Inc.*	511,027	2,586

Life Sciences Tools & Services 2.70%

Cambrex Corp.*	69,729	3,929

Machinery 7.96%

Blue Bird Corp.*	70,117	1,483
Columbus McKinnon Corp.	57,222	2,343

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2018

Investments	Shares	Fair Value (000)
Machinery (continued)

Federal Signal Corp.	239,941	$4,881
Milacron Holdings Corp.*	151,876	2,881
Total		11,588

Media 2.04%

IMAX Corp. (Canada)*(a)	149,557	2,969

Metals & Mining 1.83%

TimkenSteel Corp.*	164,314	2,660

Oil, Gas & Consumable Fuels 2.64%

Carrizo Oil & Gas, Inc.*	68,132	1,370
Centennial Resource Development, Inc. Class A*	120,981	2,469
Total		3,839

Paper & Forest Products 2.74%

Neenah, Inc.	44,087	3,990

Professional Services 1.01%

ICF International, Inc.*	27,699	1,471

Semiconductors & Semiconductor Equipment 1.48%

Brooks Automation, Inc.	77,142	2,152

Textiles, Apparel & Luxury Goods 2.63%

Oxford Industries, Inc.	48,575	3,828

Trading Companies & Distributors 4.18%

Lawson Products, Inc.*	180,276	4,282
Rush Enterprises, Inc. Class A*	33,436	1,807
Total		6,089

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND January 31, 2018

Investments	Shares	Fair Value (000)
Water Utilities 1.96%

Connecticut Water Service, Inc.	53,800	$2,854

Total Common Stocks (cost $102,120,632)		139,645

	Principal Amount (000)
SHORT-TERM INVESTMENT 3.66%

Repurchase Agreement

Repurchase Agreement dated 1/31/2018, 0.54% due 2/1/2018 with Fixed Income Clearing Corp. collateralized by $5,170,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2019; value: $5,442,056; proceeds: $5,333,594 (cost $5,333,514)	$5,334	5,334
Total Investments in Securities 99.62% (cost $107,454,146)		144,979
Other Assets in Excess of Liabilities 0.38%		553
Net Assets 100.00%		$145,532

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$139,645	$—	$—	$139,645
Repurchase Agreement	—	5,334	—	5,334
Total	$139,645	$5,334	$—	$144,979

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.26%

Air Freight & Logistics 2.43%

XPO Logistics, Inc.*	831,887	$78,563

Airlines 0.94%

Alaska Air Group, Inc.	462,399	30,394

Banks 9.05%

Citizens Financial Group, Inc.	758,796	34,829
East West Bancorp, Inc.	1,076,488	70,951
First Horizon National Corp.	2,889,795	57,391
Signature Bank*	188,542	29,036
Webster Financial Corp.	495,879	28,077
Western Alliance Bancorp*	1,239,895	72,732
Total		293,016

Beverages 1.01%

Cott Corp. (Canada)(a)	1,966,293	32,758

Capital Markets 3.35%

Moelis & Co. Class A	652,214	33,719
Raymond James Financial, Inc.	776,238	74,822
Total		108,541

Chemicals 3.94%

Ashland Global Holdings, Inc.	567,868	41,222

Trinseo SA	629,369	51,891
Valvoline, Inc.	1,391,368	34,297
Total		127,410

Construction & Engineering 2.67%

AECOM*	1,012,806	39,611
Jacobs Engineering Group, Inc.	674,847	46,875
Total		86,486

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2018

Investments	Shares	Fair Value (000)
Construction Materials 1.43%

Eagle Materials, Inc.	414,431	$46,437

Containers & Packaging 4.69%

AptarGroup, Inc.	443,815	38,798
Berry Global Group, Inc.*	707,944	41,903
Sealed Air Corp.	769,172	36,420
WestRock Co.	517,930	34,510
Total		151,631

Diversified Telecommunication Services 1.44%

Zayo Group Holdings, Inc.*	1,269,728	46,599

Electrical Equipment 1.11%

Hubbell, Inc.	263,082	35,766

Electronic Equipment, Instruments & Components 5.52%

Amphenol Corp. Class A	373,334	34,634
Belden, Inc.	777,876	65,941
FLIR Systems, Inc.	1,525,371	78,114
Total		178,689

Energy Equipment & Services 1.24%

Helmerich & Payne, Inc.	231,055	16,643
RPC, Inc.	1,162,247	23,477
Total		40,120

Equity Real Estate Investment Trusts 4.87%

Alexandria Real Estate Equities, Inc.	317,418	41,169
Highwoods Properties, Inc.	850,000	40,698
Pebblebrook Hotel Trust	896,837	34,977
QTS Realty Trust, Inc. Class A	819,598	40,816
Total		157,660

Food Products 1.06%

Pinnacle Foods, Inc.	554,333	34,335

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2018

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 5.09%

Cooper Cos., Inc. (The)	176,397	$43,159
Hill-Rom Holdings, Inc.	545,798	46,573
STERIS plc (United Kingdom)(a)	376,484	34,230
West Pharmaceutical Services, Inc.	407,115	40,793
Total		164,755

Health Care Providers & Services 2.63%

Encompass Health Corp.	704,770	37,296
Molina Healthcare, Inc.*	350,797	32,049
Patterson Cos., Inc.	435,719	15,638
Total		84,983

Hotels, Restaurants & Leisure 1.01%

Texas Roadhouse, Inc.	557,983	32,765

Household Durables 1.78%

Lennar Corp. Class A	576,755	36,139
Tempur Sealy International, Inc.*	357,357	21,313
Total		57,452

Information Technology Services 6.71%

Acxiom Corp.*	1,250,332	33,846
Amdocs Ltd.	661,752	45,264
Booz Allen Hamilton Holding Corp.	1,251,685	49,041
Conduent, Inc.*	2,509,993	41,164
Fidelity National Information Services, Inc.	466,520	47,753
Total		217,068

Insurance 4.24%

Arch Capital Group Ltd.*	618,445	56,241
FNF Group	1,034,296	40,317
RenaissanceRe Holdings Ltd.	319,286	40,594
Total		137,152

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2018

Investments	Shares	Fair Value (000)
Life Sciences Tools & Services 4.13%

Bio-Techne Corp.	225,374	$31,618
Charles River Laboratories International, Inc.*	304,794	32,138
ICON plc (Ireland)*(a)	284,517	31,160
PerkinElmer, Inc.	482,289	38,660
Total		133,576

Machinery 4.20%

Crane Co.	360,407	36,019
Timken Co. (The)	791,524	41,595
WABCO Holdings, Inc.*	214,898	33,178
Wabtec Corp.	311,454	25,240
Total		136,032

Media 1.77%

Live Nation Entertainment, Inc.*	1,153,859	51,993
New York Times Co. (The) Class A	233,688	5,433
Total		57,426

Metals & Mining 2.95%

Commercial Metals Co.	1,138,341	27,366
Reliance Steel & Aluminum Co.	776,200	67,987
Total		95,353

Multi-Line Retail 0.50%

Nordstrom, Inc.	328,788	16,213

Multi-Utilities 2.07%

CMS Energy Corp.	742,099	33,209
NiSource, Inc.	1,365,128	33,691
Total		66,900

Oil, Gas & Consumable Fuels 3.68%

Cimarex Energy Co.	486,948	54,636
EQT Corp.	742,772	40,325
Parsley Energy, Inc. Class A*	1,029,073	24,286
Total		119,247

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2018

Investments	Shares	Fair Value (000)
Professional Services 1.20%

Robert Half International, Inc.	670,846	$38,829

Road & Rail 2.63%

Genesee & Wyoming, Inc. Class A*	510,576	40,769
Old Dominion Freight Line, Inc.	301,986	44,226
Total		84,995

Semiconductors & Semiconductor Equipment 1.37%

Entegris, Inc.	480,250	15,632
MACOM Technology Solutions Holdings, Inc.*	925,848	28,794
Total		44,426

Software 1.26%

FireEye, Inc.*	2,703,043	40,762

Specialty Retail 2.67%

Advance Auto Parts, Inc.	278,261	32,554
Foot Locker, Inc.	642,551	31,581
Urban Outfitters, Inc.*	655,571	22,362
Total		86,497

Textiles, Apparel & Luxury Goods 2.47%

Lululemon Athletica, Inc. (Canada)*(a)	407,085	31,838
Steven Madden Ltd.*	1,037,887	47,951
Total		79,789

Trading Companies & Distributors 1.15%

Beacon Roofing Supply, Inc.*	613,769	37,133

Water Utilities 1.00%

American Water Works Co., Inc.	388,671	32,326
Total Common Stocks (cost $2,422,586,889)		3,212,084

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2018

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.86%

Repurchase Agreement

Repurchase Agreement dated 1/31/2018, 0.54% due 2/1/2018 with Fixed Income Clearing Corp. collateralized by $27,165,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2020; value: $28,516,595; proceeds: $27,953,783 (cost $27,953,363)	$27,953	$27,953
Total Investments in Securities 100.12% (cost $2,450,540,252)		3,240,037
Liabilities in Excess of Other Assets (0.12)%		(3,806)
Net Assets 100.00%		$3,236,231

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$3,212,084	$—	$—	$3,212,084
Repurchase Agreement	—	27,953	—	27,953
Total	$3,212,084	$27,953	$—	$3,240,037

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2018.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following ten funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett Global Core Equity Fund (“Global Core Equity Fund”), Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”), Lord Abbett International Equity Fund (“International Equity Fund”), Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”).

Each of Alpha Strategy Fund’s, Global Core Equity Fund, International Equity Fund’s, International Opportunities Fund’s, Micro Cap Growth Fund’s, Micro Cap Value Fund’s and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s investment objective is to seek capital appreciation. International Dividend Income Fund’s investment objective is to seek a high level of total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

Notes to Schedule of Investments (unaudited)(continued)

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to manage cash or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Options- Each Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

(g)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(h)	When-Issued or Forward Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Notes to Schedule of Investments (unaudited)(continued)

(i)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of January 31, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of January 31, 2018, the aggregate unrealized security gains and losses based on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Alpha Strategy Fund	Fundamental Equity Fund	Global Core Equity Fund
Tax cost	$1,049,106,068	$2,084,364,263	$4,238,609
Gross unrealized gain	142,680,419	589,975,166	653,007
Gross unrealized loss	(40,437,954)	(4,110,190)	(31,592)
Net unrealized security gain	$102,242,465	$585,864,976	$621,415

	Growth Leaders Fund	International Dividend Income Fund	International Equity Fund
Tax cost	$2,838,747,177	$850,170,999	$642,767,397
Gross unrealized gain	607,322,061	176,151,825	108,941,328
Gross unrealized loss	(8,264,050)	(21,082,143)	(14,570,942)
Net unrealized security gain	$599,058,011	$155,069,682	$94,370,386

	International Opportunities Fund	Micro Cap Growth Fund	Micro Cap Value Fund
Tax cost	$796,543,235	$108,027,465	$107,631,221
Gross unrealized gain	193,551,836	48,618,154	37,950,371
Gross unrealized loss	(19,098,774)	(2,252,605)	(602,609)
Net unrealized security gain	$174,453,062	$46,365,549	$37,347,762

Notes to Schedule of Investments (unaudited)(continued)

Value Opportunities Fund
Tax cost	$2,454,359,818
Gross unrealized gain	815,637,753
Gross unrealized loss	(29,960,339)
Net unrealized security gain	$785,677,414

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of forward currency contracts, options, certain securities and wash sales.

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

International Equity Fund, International Dividend Income Fund and International Opportunities Fund entered into forward foreign currency exchange contracts during the period ended January 31, 2018 (as described in note 2(d)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation/depreciation on forward foreign currency exchange contracts.

International Opportunities Fund entered into option contracts for the period ended January 31, 2018 (as described in note 2(f)) for hedging purposes. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

As of January 31, 2018, International Equity Fund, International Dividend Income Fund and International Opportunities Fund had the following derivatives at fair value, grouped into risk categories that illustrate the funds use of derivatives instruments.

International Dividend Income Fund
Asset Derivatives	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	$5,227,604
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$10,915,162

International Equity Fund
Asset Derivatives	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	$9,713,757
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$12,035,847

Notes to Schedule of Investments (unaudited)(concluded)

	International Opportunities Fund
Asset Derivatives	Foreign Currency Contracts	Options on Index Contracts
Forward Foreign Currency Exchange Contracts	$8,071,893	$—
Purchased Options	$—	$44,973
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$7,998,205	$—
Written Options	$—	$15,900

5. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period ended January 31, 2018:

Alpha Strategy Fund
Affiliated Issuer	Balance of Shares Held at 10/31/2017	Gross Additions	Gross Sales	Balance of Shares Held at 1/31/2017	Fair Value at 1/31/2017	Net Realized Gain 11/1/2017 to 1/31/2017		Dividend Income 11/1/2017 to 1/31/2017	Net Change in Appreciation (Depreciation) 11/1/2017 to 1/31/2017
Lord Abbett Developing Growth Fund, Inc. - Class I	8,944,374	132,259	(768,340)	8,308,293	230,222,808	7,956,734		$—	$10,689,085
Lord Abbett Securities Trust - International Opportunities Fund - Class I	10,543,812	536,156	(682,926)	10,397,042	232,581,825	14,796,932	(a)	2,203,600	2,842,571
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	5,655,547	949,947	(458,587)	6,146,907	114,762,749	16,117,589	(b)	—	(5,783,286)
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I	3,081,414	635,563	(116,287)	3,600,690	114,753,991	19,978,941	(c)	—	(15,337,008)
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	8,475,488	1,082,038	(339,762)	9,217,764	228,969,251	23,068,713	(d)	196,589	(13,108,320)
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	10,446,416	730,299	(428,832)	10,747,883	228,822,439	15,957,799	(e)	534,460	(5,664,304)
Total					$1,150,113,063	$97,876,708		$2,934,649	(26,361,262)

(a)	Includes $7,570,233 of distributed capital gains.
(b)	Includes $15,275,633 of distributed capital gains.
(c)	Includes $18,582,748 of distributed capital gains.
(d)	Includes $24,168,834 of distributed capital gains.
(e)	Includes $13,022,231 of distributed capital gains.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of January 31, 2018, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc.-Class I	20.00%
Lord Abbett Securities Trust-International Opportunities Fund-Class I	20.20%
Lord Abbett Securities Trust-Micro-Cap Growth Fund-Class I	9.97%
Lord Abbett Securities Trust-Micro-Cap Value Fund-Class I	9.97%
Lord Abbett Research Fund, Inc.-Small-Cap Value Fund-Class I	19.89%
Lord Abbett Securities Trust - Value Opportunities Fund -Class I	19.87%

The Ten Largest Holdings and the Holdings by Sector, as of January 31, 2018, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Planet Fitness, Inc. Class A	2.53%
Sage Therapeutics, Inc.	2.48%
2U, Inc.	2.41%
Insulet Corp.	2.38%
HubSpot, Inc.	2.05%
GrubHub, Inc.	1.89%
MasTec, Inc.	1.88%
Blueprint Medicines Corp.	1.82%
Live Nation Entertainment, Inc.	1.76%
Penumbra, Inc.	1.74%

Holdings by Sector*	% of Investments
Consumer Discretionary	17.08%
Energy	1.54%
Financials	9.40%
Health Care	22.61%
Industrials	18.41%
Information Technology	27.66%
Materials	2.14%
Real Estate	0.34%
Repurchase Agreement	0.82%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

International Opportunities Fund

Ten Largest Holdings	% of Investments
en-japan, Inc..	1.50%
Lancashire Holdings Ltd.	1.47%
Aalberts Industries NV	1.37%
Man Group plc	1.34%
Aedas Homes SAU	1.32%
Arrow Global Group plc	1.31%
Buzzi Unicem SpA	1.31%
Hoist Finance AB	1.29%
Bodycote plc	1.27%
Capcom Co., Ltd.	1.25%

Holdings by Sector*	% of Investments
Consumer Discretionary	15.54%
Consumer Staples	4.42%
Energy	4.06%
Financials	20.02%
Health Care	4.81%
Industrials	17.87%
Information Technology	11.42%
Materials	8.48%
Real Estate	7.55%
Telecommunication Services	0.45%
Utilities	1.90%
Repurchase Agreement	3.48%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
Malibu Boats, Inc. Class A	2.76%
MGP Ingredients, Inc.	2.56%
iRhythm Technologies, Inc.	2.53%
Care.com, Inc.	2.45%
Everbridge, Inc.	2.43%
Immunomedics, Inc.	2.39%
LGI Homes, Inc.	2.36%
Madrigal Pharmaceuticals, Inc.	2.32%
NV5 Global, Inc.	2.28%
SodaStream International Ltd.	2.25%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.92%
Consumer Staples	4.00%
Energy	2.60%
Financials	11.00%
Health Care	34.85%
Industrials	7.55%
Information Technology	23.49%
Materials	0.92%
Repurchase Agreement	1.67%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Micro Cap Value Fund

Ten Largest Holdings	% of Investments
Cott Corp.	4.63%
Vishay Precision Group, Inc.	4.16%
American Woodmark Corp.	4.09%
National Commerce Corp.	4.09%
CenterState Bank Corp.	3.65%
FB Financial Corp.	3.58%
Ameris Bancorp	3.58%
Federal Signal Corp.	3.37%
First Merchants Corp.	3.20%
Seacoast Banking Corp. of Florida	3.19%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.30%
Consumer Staples	4.63%
Energy	2.65%
Financials	26.54%
Health Care	6.49%
Industrials	24.09%
Information Technology	12.77%
Materials	6.89%
Utilities	3.96%
Repurchase Agreement	3.68%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Small Cap Value Fund

Ten Largest Holdings	% of Investments
First Merchants Corp.	2.56%
FLIR Systems, Inc.	2.41%
Cott Corp.	2.40%
First Industrial Realty Trust, Inc.	2.25%
Littelfuse, Inc.	2.22%
First Horizon National Corp.	2.15%
Western Alliance Bancorp	2.14%
Wolverine World Wide, Inc.	2.10%
Orbotech Ltd.	2.09%
Teledyne Technologies, Inc.	2.09%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.97%
Consumer Staples	2.40%
Energy	3.05%
Financials	14.43%
Health Care	10.61%
Industrials	21.38%
Information Technology	20.43%
Materials	11.06%
Real Estate	3.47%
Utilities	1.95%
Repurchase Agreement	0.25%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Value Opportunities Fund

Ten Largest Holdings	% of Investments
XPO Logistics, Inc.	2.42%
FLIR Systems, Inc.	2.41%
Raymond James Financial, Inc.	2.31%
Western Alliance Bancorp	2.24%
East West Bancorp, Inc.	2.19%
Reliance Steel & Aluminum Co.	2.10%
Belden, Inc.	2.04%
First Horizon National Corp.	1.77%
Arch Capital Group Ltd.	1.74%
Cimarex Energy Co.	1.69%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.19%
Consumer Staples	2.07%
Energy	4.92%
Financials	16.63%
Health Care	11.83%
Industrials	16.30%
Information Technology	14.84%
Materials	12.99%
Real Estate	4.87%
Telecommunication Services	1.44%
Utilities	3.06%
Repurchase Agreement	0.86%
Total	100.00%

*	A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 28, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 28, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: March 28, 2018